United States
 Securities And Exchange Commission
           Washington, DC  20549

                    FORM  13F

        FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
June 30, 1999

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  444 Madison Avenue
                34th Floor
                New York, NY  10022

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    212-421-3400

Signature, Place, and Date of Signing:

Frank E. Shanley,New York, NY August 31, 1999

Report Type (Check only one.)

[X]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers:

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers:

No.    13F    File Number     Name
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                                                        Dudley & Company, LLC
                                                              FORM 13F
                                                                 13F
                                                            June 30, 1999

                                                                                                            Voting Authority
                                                                                                         ---------------------
                                                           Value    Shares/ Sh/ Put/ Invstmt    Other
   Name of Issuer          Title of class        CUSIP    (x$1000)  Prn Amt Prn Call Dscretn   Managers     Sole   Shared None


Bank of New York               COM              064057102     6699   182600 SH       Sole                   182600
Boeing Corp.                   COM              097023105      264     6000 SH       Sole                     6000
Bristol-Myers Squibb           COM              110122108      191     2710 SH       Sole                     2710
CBS Corporation                COM              12490K107       69     1597 SH       Sole                     1597
Capstead Mortgage              COM              14067E100      205    37700 SH       Sole                    37700
Cintas Corp                    COM              172908105     5671    84400 SH       Sole                    84400
Dal-Tile Int'l                 COM              23426R108     8668   761980 SH       Sole                   761980
Dal-Tile Int'l/R               COM              23426R108     2461   216321 SH       Sole                   216321
Deere & Company                COM              244199105      251     6400 SH       Sole                     6400
EntreMed Inc.                  COM              29382F103     5803   257900 SH       Sole                   257900
Fannie Mae                     COM              313586109     8848   129400 SH       Sole                   129400
H & R Block Inc.               COM              093671105     8672   173450 SH       Sole                   173450
Hawaiian Electric              COM              419870100      976    27500 SH       Sole                    27500
Hewlett-Packard Co.            COM              428236103      239     2389 SH       Sole                     2389
Hibernia Corp                  COM              428656102     2190   139600 SH       Sole                   139600
Int'l Business Machine         COM              459200101      274     2112 SH       Sole                     2112
Integ, Inc.                    COM              458100104       24    14463 SH       Sole                    14463
Integrated Meas. Sys           COM              457923100     2130   165400 SH       Sole                   165400
Japan OTC Fund                 COM              471091108     1686   157800 SH       Sole                   157800
Linear Technology              COM              535678106    31897   474310 SH       Sole                   474310
MBIA, Inc.                     COM              55262C100     7359   113650 SH       Sole                   113650
Mettler-Toledo Int'l           COM              592688105    11700   471524 SH       Sole                   471524
Millennium Pharm.              COM              599902103      677    18813 SH       Sole                    18813
Mobil Corporation              COM              607059102     8979    90700 SH       Sole                    90700
Molex Inc. Cl A                COM              608554200     8023   254700 SH       Sole                   254700
Ocean Energy Inc.              COM              674812201      115    12000 SH       Sole                    12000
Pall Corporation               COM              696429307      222    10000 SH       Sole                    10000
Phelps Dodge Corp.             COM              717265102     9133   147450 SH       Sole                   147450
Praxair Inc.                   COM              74005P104     9753   199300 SH       Sole                   199300
Rational Software              COM              75409P202      329    10000 SH       Sole                    10000
Sola International             COM              834092108    11114   571768 SH       Sole                   571768
St Mary Land & Expl.           COM              792228108    13257   644731 SH       Sole                   644731
Summo Minerals                 COM              86636K106       30   500000 SH       Sole                   500000
Summo Minerals/Res             COM              86636K106      248  4058806 SH       Sole                  4058806
Sunglass Hut Int'l Inc.        COM              86736F106      670    39000 SH       Sole                    39000
TCA Cable TV Inc.              COM              877224110    11735   211450 SH       Sole                   211450
Waters Corporation             COM              941848103     9568   180104 SH       Sole                   180104
Wells Fargo & Co.              COM              949746101      143     3334 SH       Sole                     3334
Western Resources              COM              959425109      319    12000 SH       Sole                    12000
REPORT SUMMARY                 39 DATA RECORDS              190592            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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